OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2012	2011

Short-term deposit (1)	$-	$1,065
Prepaid expenses	160	147
Income receivable	17	20
Others	40	35

	$217	$1,267